Employee Benefit Plans (Details 11) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	$ 350,271	$ 324,797
Equity securities:
Available-for-sale Securities, Equity Securities	3,023	3,602
Derivative Asset, Fair Value, Gross Asset	16,200	7,777
Short-term Investments	17,310	9,384
Other Investments	23,581	15,400
Real estate	8,449	7,730
United States Pension Plans of US Entity, Defined Benefit [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	3,849	2,826
Equity securities:
Available-for-sale Securities, Equity Securities	1,680	2,200
Money market securities	2	290
Pass-through securities	473	323
Derivative Asset, Fair Value, Gross Asset	44	(2)
Short-term Investments	405	90
Other Investments	600	534
Other receivables	47	39
Securities receivable	8	70
Total assets		6,370
Liabilities [Abstract]
Securities payable		60
Total liabilities		60
Total assets and liabilities	7,108	6,310	5,684
United States Pension Plans of US Entity, Defined Benefit [Member] | Corporate fixed maturity securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	1,964	1,577
United States Pension Plans of US Entity, Defined Benefit [Member] | US Government Agencies Debt Securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	287	175
United States Pension Plans of US Entity, Defined Benefit [Member] | Foreign government debt securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	218	147
United States Pension Plans of US Entity, Defined Benefit [Member] | State and political subdivision securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	184	137
United States Pension Plans of US Entity, Defined Benefit [Member] | Preferred Stock [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	2	4
United States Pension Plans of US Entity, Defined Benefit [Member] | U S Government Debt Securities Member
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	1,194	786
United States Pension Plans of US Entity, Defined Benefit [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	1,393	1,739
United States Pension Plans of US Entity, Defined Benefit [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	287	461
United States Pension Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	1,008	650
Equity securities:
Available-for-sale Securities, Equity Securities	1,436	1,867
Money market securities	2	200
Pass-through securities	0	0
Derivative Asset, Fair Value, Gross Asset	30	3
Short-term Investments	4	(11)
Other Investments	0	0
Other receivables	0	0
Securities receivable	0	0
Total assets		2,709
Liabilities [Abstract]
Securities payable		0
Total liabilities		0
Total assets and liabilities	2,480	2,709
United States Pension Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Corporate fixed maturity securities [Member]

Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | US Government Agencies Debt Securities [Member]

Fixed maturity securities:
Available-for-sale Securities, Debt Securities	1	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Foreign government debt securities [Member]

Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | State and political subdivision securities [Member]

Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Preferred Stock [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | U S Government Debt Securities Member
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	1,007	650
United States Pension Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	1,149	1,406
United States Pension Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	287	461
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	2,804	2,123
Equity securities:
Available-for-sale Securities, Equity Securities	38	93
Money market securities	0	90
Pass-through securities	471	321
Derivative Asset, Fair Value, Gross Asset	10	(5)
Short-term Investments	401	101
Other Investments	69	63
Other receivables	47	39
Securities receivable	8	70
Total assets		2,895
Liabilities [Abstract]
Securities payable		60
Total liabilities		60
Total assets and liabilities	3,848	2,835
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate fixed maturity securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	1,932	1,528
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | US Government Agencies Debt Securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	286	175
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Foreign government debt securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	213	143
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | State and political subdivision securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	184	137
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Preferred Stock [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	2	4
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | U S Government Debt Securities Member
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	187	136
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	38	93
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	37	53
Equity securities:
Available-for-sale Securities, Equity Securities	206	240
Money market securities	0	0
Pass-through securities	2	2
Derivative Asset, Fair Value, Gross Asset	4	0
Short-term Investments	0	0
Other Investments	531	471
Other receivables	0	0
Securities receivable	0	0
Total assets		766
Liabilities [Abstract]
Securities payable		0
Total liabilities		0
Total assets and liabilities	780	766
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate fixed maturity securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	32	49
Liabilities [Abstract]
Total assets and liabilities	32	49	68	57
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | US Government Agencies Debt Securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign government debt securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	5	4
Liabilities [Abstract]
Total assets and liabilities	5	4	5	4
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | State and political subdivision securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Preferred Stock [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | U S Government Debt Securities Member
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	206	240
Liabilities [Abstract]
Total assets and liabilities	206	240	241	460
United States Pension Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
Foreign Pension Plans, Defined Benefit [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	96	80
Equity securities:
Available-for-sale Securities, Equity Securities	43	47
Money market securities		10
Derivative Asset, Fair Value, Gross Asset	13	11
Short-term Investments	6	6
Other Investments	19	16
Real estate	8	8
Liabilities [Abstract]
Total assets and liabilities	185	178	86
Foreign Pension Plans, Defined Benefit [Member] | Foreign government debt securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	96	80
Foreign Pension Plans, Defined Benefit [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities		4
Foreign Pension Plans, Defined Benefit [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	43	43
Foreign Pension Plans, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	1
Equity securities:
Available-for-sale Securities, Equity Securities	0	12
Money market securities		0
Derivative Asset, Fair Value, Gross Asset	0	0
Short-term Investments	0	2
Other Investments	19	16
Real estate	0	0
Liabilities [Abstract]
Total assets and liabilities	19	31
Foreign Pension Plans, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Foreign government debt securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	1
Foreign Pension Plans, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities		4
Foreign Pension Plans, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	0	8
Foreign Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	96	79
Equity securities:
Available-for-sale Securities, Equity Securities	43	35
Money market securities		10
Derivative Asset, Fair Value, Gross Asset	0	0
Short-term Investments	6	4
Other Investments	0	0
Real estate	0	0
Liabilities [Abstract]
Total assets and liabilities	145	128
Foreign Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Foreign government debt securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	96	79
Foreign Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities		0
Foreign Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	43	35
Foreign Pension Plans, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
Money market securities		0
Derivative Asset, Fair Value, Gross Asset	13	11
Short-term Investments	0	0
Other Investments	0	0
Real estate	8	8
Liabilities [Abstract]
Total assets and liabilities	21	19
Foreign Pension Plans, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign government debt securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
Foreign Pension Plans, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities		0
Foreign Pension Plans, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	406	210
Equity securities:
Available-for-sale Securities, Equity Securities	297	439
Money market securities	1	2
Pass-through securities	89	79
Derivative Asset, Fair Value, Gross Asset	1	0
Short-term Investments	441	451
Other Investments	0	0
Other receivables	4	3
Securities receivable	1	2
Total assets		1,186
Liabilities [Abstract]
Securities payable		1
Total liabilities		1
Total assets and liabilities	1,240	1,185	1,106
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Corporate fixed maturity securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	143	71
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | US Government Agencies Debt Securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	29	15
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Foreign government debt securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	13	4
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | State and political subdivision securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	60	38
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Preferred Stock [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | U S Government Debt Securities Member
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	161	82
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	242	362
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	55	77
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	160	82
Equity securities:
Available-for-sale Securities, Equity Securities	295	436
Money market securities	0	1
Pass-through securities	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Short-term Investments	6	8
Other Investments	0	0
Other receivables	0	0
Securities receivable	0	0
Total assets		527
Liabilities [Abstract]
Securities payable		0
Total liabilities		0
Total assets and liabilities	461	527
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Corporate fixed maturity securities [Member]

Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | US Government Agencies Debt Securities [Member]

Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Foreign government debt securities [Member]

Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | State and political subdivision securities [Member]

Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Preferred Stock [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | U S Government Debt Securities Member

Fixed maturity securities:
Available-for-sale Securities, Debt Securities	160	82
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Common Stock-domestic [Member]

Equity securities:
Available-for-sale Securities, Equity Securities	240	359
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Common Stock-foreign [Member]

Equity securities:
Available-for-sale Securities, Equity Securities	55	77
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	241	123
Equity securities:
Available-for-sale Securities, Equity Securities	2	3
Money market securities	1	1
Pass-through securities	84	73
Derivative Asset, Fair Value, Gross Asset	0	0
Short-term Investments	435	443
Other Investments	0	0
Other receivables	4	3
Securities receivable	1	2
Total assets		648
Liabilities [Abstract]
Securities payable		1
Total liabilities		1
Total assets and liabilities	768	647
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate fixed maturity securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	139	67
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | US Government Agencies Debt Securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	29	15
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Foreign government debt securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	13	4
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | State and political subdivision securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	59	37
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Preferred Stock [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | U S Government Debt Securities Member
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	1	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	2	3
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	5	5
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
Money market securities	0	0
Pass-through securities	5	6
Derivative Asset, Fair Value, Gross Asset	1	0
Short-term Investments	0	0
Other Investments	0	0
Other receivables	0	0
Securities receivable	0	0
Total assets		11
Liabilities [Abstract]
Securities payable		0
Total liabilities		0
Total assets and liabilities	11	11
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate fixed maturity securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	4	4
Liabilities [Abstract]
Total assets and liabilities	4	4	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | US Government Agencies Debt Securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign government debt securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | State and political subdivision securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	1	1
Liabilities [Abstract]
Total assets and liabilities	1	1	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Preferred Stock [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | U S Government Debt Securities Member
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	13	15
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
Money market securities		0
Derivative Asset, Fair Value, Gross Asset	0	0
Short-term Investments	0	0
Other Investments	0	0
Real estate	0	0
Liabilities [Abstract]
Total assets and liabilities	13	15	15
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Foreign government debt securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	13	15
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities		0
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
Money market securities		0
Derivative Asset, Fair Value, Gross Asset	0	0
Short-term Investments	0	0
Other Investments	0	0
Real estate	0	0
Liabilities [Abstract]
Total assets and liabilities	0	0
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Foreign government debt securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities		0
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	13	15
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
Money market securities		0
Derivative Asset, Fair Value, Gross Asset	0	0
Short-term Investments	0	0
Other Investments	0	0
Real estate	0	0
Liabilities [Abstract]
Total assets and liabilities	13	15
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Foreign government debt securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	13	15
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities		0
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
Equity securities:
Available-for-sale Securities, Equity Securities	0	0
Money market securities		0
Derivative Asset, Fair Value, Gross Asset	0	0
Short-term Investments	0	0
Other Investments	0	0
Real estate	0	0
Liabilities [Abstract]
Total assets and liabilities	0	0
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign government debt securities [Member]
Fixed maturity securities:
Available-for-sale Securities, Debt Securities	0	0
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Common Stock-domestic [Member]
Equity securities:
Available-for-sale Securities, Equity Securities		0
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Common Stock-foreign [Member]
Equity securities:
Available-for-sale Securities, Equity Securities	$ 0	$ 0